Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 1,671,230	$ 13,070,987
Accounts receivable, net of allowance for doubtful accounts	64,678	67,086
Accounts receivable due from related parties	6,521,984	4,399,037
Prepaid expenses and other current assets	385,967	523,381
Other receivables due from related parties	1,787,505	6,096,783
Total current assets	10,431,364	24,157,274
Property and equipment, net	1,368,360	2,918,112
Acquired intangible assets, net	0	22,552,124
Goodwill	0	6,232,770
Deposits and other non-current assets	338,682	309,882
Total assets	12,138,406	56,170,162
Liabilities and shareholders' equity
Accounts payable	3,975,946	4,644,576
Accounts payable due to related parties	546,668	0
Accrued expenses and other current liabilities	7,187,630	9,353,484
Other payables due to related parties	375,000	3,779,497
Total current liabilities	12,085,244	17,777,557
Non-current deferred tax liabilities	0	4,826,059
Total liabilities	12,085,244	22,603,616
Commitments and contingencies
Equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,732,446,560 and 4,730,648,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	236,485	236,575
Additional paid-in capital	178,195,109	177,182,895
Accumulated deficit	(176,368,243)	(141,940,509)
Accumulated other comprehensive loss	(2,010,189)	(1,912,415)
Total Ku6 Media Co., Ltd. shareholders' equity	53,162	33,566,546
Non-controlling interests	0	0
Total equity	53,162	33,566,546
Total liabilities and equity	$ 12,138,406	$ 56,170,162